Share-based payments	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Text Block [Abstract]
Share-based payments
8.	Share-based payments
8.1. First Special Fees Agreement
First Special Fees Agreement and amendments
On December 16, 2020, the Company’s
then
immediate parent entity — Madeleine — entered into a first Special Fees Agreement (the “First Agreement”), pursuant to which an external consulting firm provided services to the Group relating to the strategic and operational advice until one or more contemplated share transactions (a “Liquidity Event” or “Liquidity Events”). The First Agreement
was set to
terminate on December 31, 2023. As consideration for these services, the consulting firm was entitled to fees payable by Madeleine in cash (“Part A”) and in shares (“Part B”) based on the value of the Group in relation to future Liquidity Events. The amount of the Part A fees shall be paid directly after the closing of a Liquidity Event. Part B of the fees provided the consulting firm the right, prior to closing, to subscribe for new shares to be issued by an Allego group company at the nominal value of such shares.
The consulting firm was only entitled to cash and shares if the equity value at closing was at least 20% higher than the initial equity value of the Company as agreed in the First Agreement as at December 16, 2020. The number of shares that the consulting firm may subscribe for was determined based on the equity value of the Company at closing. The maximum number of shares the consulting firm was entitled to acquire under the original First Agreement was equal to
10
% of the share capital of the applicable Allego group company.

In January 2021, the First Agreement was amended whereby certain definitions, including
the definition of what entails a Liquidity Event, were changed. In April 2021, the First Agreement was amended whereby the external consulting firm was entitled to additional compensation from Madeleine upon the first-time admission of the shares of any Allego group company to a regulated or organized stock exchange. If such an admission occurs, the external consulting firm shall have the right to subscribe for additional shares being equal to 5% of the share capital (after completion of the listing) of the Company or the relevant Allego group company. Additionally, the First Agreement was extended until the earlier of (i) December 31, 2028 and (ii) the date on which Meridiam or any Meridiam Affiliates would cease to own, directly or indirectly, any shares of the Group.
On July 28, 2021, Spartan and the Company signed a BCA. Madeleine and the external consulting firm were also parties to the BCA. On February 28, 2022, the BCA was amended whereby the parties modified the thresholds that determine whether the fees payable as part of the First Agreement in cash (“Part A”) to the external consulting firm will be paid in cash, shares or a combination of cash and shares, contingent upon the number of redemptions of Spartan shares that will occur as part of the SPAC Transaction. The amendment did not change the accounting treatment of the First Agreement as disclosed in this note, as the total First Agreement is classified as an equity-settled share-based payment arrangement (see below), and the amendment did not give rise to an incremental fair value of the share-based payment arrangement.
On March 16, 2022, in connection with the BCA, and before the closing of the
SPAC
Transaction, 22 ordinary shares of Allego Holding at a par value of €1.00 per share were issued to the external consulting firm. On the same day, pursuant to the BCA, each share of Allego Holding held by the external consulting firm was exchanged to ordinary shares of Allego N.V. in accordance with the Exchange Ratio. Consequently, the external consulting firm owns 41,097,994 ordinary shares of Allego N.V. at a par value of €0.12 each.
Although Madeleine had the obligation to settle the First Agreement, the Group accounted for the First Agreement as a share-based payment since the Group obtained services from the consulting firm in exchange for equity instruments of an Allego group company or cash amounts based on the equity value of the Company (together “the share-based payment arrangement”). Since the Group did not have an obligation to settle the share-based payment arrangement with the consulting firm in cash (“Part A”) and/or equity instruments (“Part A and Part B”), the total First Agreement was classified as an equity-settled share-based payment arrangement.
Certain directors of the Company were entitled to compensation from the external consulting firm in the form of a fixed percentage of the total benefits (including the proceeds from a future sale of shares in the Company) that the external consulting firm would generate under the First Agreement, including any amendments. For details refer to Note 33.3 of the consolidated financial statements for the year ended December 31, 2021. The share-based payment expenses related to the First Agreement therefore reflect both compensation for external consulting services and key management remuneration.
Measurement of fair value at the grant date
In accordance with IFRS 2
Share-based Payment
, the fair value of key management remuneration is measured by reference to the fair value of the equity instruments granted, measured at the grant date. The fair value determined at the grant date is not subsequently adjusted.
As the value of the services provided by the consulting firm was not directly related to the time incurred by the consultants, management considered that the fair value of the services cannot be measured reliably. Therefore, the fair value of the services received under the First Agreement was measured by reference to the fair value of the share-based payment arrangement offered as consideration, as the Group obtained these services. The Group applied an approach where the average fair value over the reporting period is used to determine the fair value of the services received.
Since the First Agreement included an implicit service condition, the services received under the Agreement were recognized as expenses between December 16, 2020 (“the grant date”) and March 17, 2022 (the date of the Liquidity Event), by reference to the fair value of the share-based payment arrangement measured at the grant date (for key management remuneration) or the average fair value over the reporting period (for external consulting services). As described further below, the amendment to the First Agreement in April 2021 was a modification to the share-based payment arrangement. The expense recognition for this modification followed the same pattern as described above, with the exception that the grant date was considered to be the modification date (April 28, 2021).
Fair value of equity instruments granted
The fees payable under the First Agreement (either in cash and/or in shares) depended on the future value of the Allego Group at the time of the Liquidity Event. Since there was no market price for the services, to measure the fair value of this instrument under IFRS 2
Share-based Payment
, valuation techniques that were based on discounting expected future cash flows, also referred to as the income approach, were taken into account.
Given that all fees payable under the First Agreement were derived from the outcomes of a specific Liquidity Event scenario, a probability-weighted equity return method was historically applied in order to value the payouts under the First Agreement. Under this approach, the fees payable were estimated based upon an analysis of future values for the Allego Group, assuming various probable Liquidity Event scenarios, each with their own probability attached.
In order to measure the fair value of the instrument throughout the period from December 31, 2021, to March 17, 2022, the only scenario that was considered by the Group for the fair value measurement of the instrument was the SPAC
Transaction
.
For the above-described scenario, the future (post-money) value of the Allego Group has been estimated for the valuation of the instrument as of December 31, 2021, and a discount rate of 15.0% has been applied to determine the present value of the expected payouts. Additionally, for the valuation of the instrument as of March 17, 2022, the actual value of the Allego Group based on the offer price and the number of shares outstanding at the time of the
SPAC
Transaction was used.

Since the Part B fees include a
lock-up
mechanism, a discount for lack of marketability (“DLOM”) of 11.5% (December 31, 2021: 9.4%) has been applied using the following main input parameters:

Input parameters (DLOM)	March 17, 2022	December 31, 2021
Expected life	0.5 years	0.5 years
Expected volatility	72.5%	58.6%
Expected dividend yield	0.0%	0.0%
The total fair value of the share-based payment arrangement as at March 17, 2022 was €303,500 thousand (December 31, 2021: €459,300 thousand), of which €9,000 thousand (December 31, 2021: €97,900 thousand) related to Part A and €294,500 thousand (December 31, 2021: €361,400 thousand) related to Part B.
Share-based payment expenses
During the six months ended June 30, 2022, the Group recognized share-based payment expenses of €67,621 thousand (June 30, 2021: €121,932 thousand) for this equity-settled arrangement, with a corresponding increase in retained earnings. As the share-based payment expenses for the First Agreement reflect both compensation for external consulting services and key management remuneration, the Group has recognized share-based payment expenses for an amount of €46,433 thousand (June 30, 2021: €83,995 thousand) as legal, accounting and consulting fees and share-based payment expenses for an amount of €21,188 thousand (June 30, 2021: €37,937 thousand) has been recognized as employee benefits expenses, both within general and administrative expenses.
8.2. Second Special Fees Agreement
On February 25, 2022, the Company’s immediate parent entity — Madeleine —
entered
into a Second Special Fees Agreement (the “Second Agreement”) with the same external consulting firm as for the First Agreement described above. The purpose of this Second Agreement is to compensate the external consulting firm for their continuous strategic and operational advice, as well as support with regards to Allego’s fundraising efforts in the near future. The Agreement ultimately expires on the earlier of June 30, 2025, and the date on which Madeleine would no longer hold any equity security in Allego. As consideration for the Second Agreement, the external consulting firm is entitled to receive cash compensation based on the value of the Group in connection with any new injection of equity, whether in cash or in kind, in any entity of the Group subsequent to the Business Combination (the “Equity Injection(s)”).
On March 10, 2022, the Second Agreement was amended to modify the formula of the relevant percentage used in the determination of the fees payable (the “Relevant Percentage”) for equity injections subsequent to the first Equity Injection.
The Group accounts for the Second Agreement as a share-based payment since the Group obtained services from the consulting firm in exchange for cash amounts based on the equity value of the Company. Madeleine, instead of the Group, had the obligation to settle the share-based payment arrangement with the consulting firm. The Second Agreement was therefore classified as an equity-settled share-based payment arrangement. On April 20, 2022, the Second Agreement was novated from Madeleine to Allego (the “Novation”), all the other terms of the Second Agreement remaining the same. As a result of the Novation, Allego has now the obligation, instead of Madeleine, to settle the share-based payment arrangement with the consulting firm. The Second Agreement’s classification therefore changed to a cash-settled share-based payment arrangement from the Novation date.
Certain directors of the Company are entitled to compensation from the external consulting firm in the form of a fixed percentage of the total benefits that the external consulting firm will generate under the Second Agreement, including any amendments. The share-based payment expenses for the Second Agreement therefore reflect both compensation for external consulting services and key management remuneration.
Measurement of fair value as an equity-settled plan
In accordance with IFRS 2
Share-based Payment
, the fair value of key management remuneration under an equity-settled share-based payment arrangement is measured by reference to the fair value of the equity instruments granted, measured at the grant date. The fair value determined at the grant date is not subsequently adjusted.
As the value of the services provided by the consulting firm is not directly related to the time incurred by the consultants, management considers that the fair value of the services cannot be measured reliably. Therefore, the fair value of the services received under the Second Agreement are measured by reference to the fair value of the share-based payment arrangement offered as consideration, as the Group obtains these services. The Group applies an approach where the average fair value over the reporting period is used to determine the fair value of the services received.
Since the Second Agreement includes an implicit service condition, the services received under the Second Agreement are recognized as expenses over the period in which the Company expects to have the Equity Injections, therefore between February 25, 2022 (“the grant date”) and the dates of the Equity Injections by reference to the fair value of the share-based payment arrangement measured at the grant date (for key management remuneration) or the average fair value over the reporting period (for external consulting services).

Measurement of fair value as a cash-settled plan
Following the Novation, the Second Agreement was classified as a cash-settled plan as opposed to an equity-settled plan. Therefore, in accordance with IFRS 2
Share-based Payment
, the fair value of both the key management remuneration and the services provided by the consulting firm under a cash-settled share-based payment arrangement is measured by reference to the fair value of the share-based payment arrangement offered as consideration, as the Group obtains these services. The fair value of the liability is recognized over the service period.
In effect, IFRS 2
Share-based Payment
provides that the cumulative amount recognized as the expense over the life of the Second Agreement is the grant-date fair value plus or minus any subsequent changes in fair value after the change in classification. Therefore, the cumulative amount may be less than the original grant-date fair value.
Fair value of equity instruments granted
The fees payable under the Second Agreement will depend on the future value of the Allego Group following each future Equity Injection. Since there is no market price for the services, to measure the fair value of this instrument under IFRS 2
Share-based Payment
, the future value of the Allego Group for the first equity injection has been derived from a Monte Carlo model in which that value can be simulated over many scenarios. Subsequently, another simulation is run for the next Equity Injection (based on the previously simulated value plus a potential first injection). Furthermore, a so-called
geometric Brownian motion is used as a stochastic process for share prices. The value of the Second Agreement is consequently determined by taking the sum of the average payoffs for both Equity Injections discounted to the valuation date at the appropriate rate.
The following main inputs parameters have been used to determine the present value of the expected payouts:

Input parameters (2 nd SFA)	Value
Interest rate	0.43%
Expected volatility	60.0%
Expected dividend yield	0.00%
The total fair value of the share-based payment arrangement as at June 30, 2022 is estimated at €6,600 thousand (grant date: €32,250 thousand)
The Group assessed the impact to the fair value of the share-based payment arrangement as a result of the amendment to the Second Agreement which was entered into in March 2022. The amendment modifies the formula of the Relevant Percentage applied to the future value of the Group for equity injections subsequent to the first Equity Injection, which is a component of the calculation of the fees payable. However, the Relevant Percentage used to calculate the fees remained the same following the amendment and therefore did not impact the fair value of the Second Agreement as of the amendment date.
Additionally, the Group assessed the accounting impact of the Novation. The Group measured the liability using the Novation date fair value of the equity-settled shared-based payment arrangement based on the elapsed portion of the vesting period (period from Grant Date to each Equity Injection date). Therefore, as of the Novation, an amount of €4,440 thousand was recognized as a current liability, and an amount of €1,353 thousand was recognized as a non-current
liability, with a corresponding decrease to equity of €5,793 thousand.
Share-based payment expenses
During the six months ended June 30, 2022, the Group recognized total share-based payment expenses with respect to the Second Agreement of €2,608 thousand (June 30, 2021: € nil). The Second Agreement was modified from equity-settled plan to cash-settled plan during the period from the Novation, therefore:

•
The Group recognized share-based payments expenses of €6,380 thousand (June 30, 2021: € nil) for the period before the Novation, with a corresponding increase in retained earnings. As the share-based payment expenses for the Second Agreement reflect both compensation for external consulting services and key management remuneration, for the period before the novation the Group has recognized share-based payment expenses for an amount of €4,498 thousand (June 30, 2021: € nil) as legal, accounting and consulting fees and share-based payment expenses for an amount of €1,881 thousand (June 30, 2021: € nil) has been recognized as employee benefits expenses, both within general and administrative expenses.

•
The Group recognized share-based payments expenses of negative €3,772 thousand (June 30, 2021: € nil) for the period after the Novation, with a corresponding decrease in liability. As the share-based payment expenses for the Second Agreement reflect both compensation for external consulting services and key management remuneration, for the period after the novation the Group has recognized share-based payment expenses for an amount of negative €2,471 thousand (June 30, 2021: € nil) as legal, accounting and consulting fees and share-based payment expenses for an amount of negative €1,301 thousand (June 30, 2021: € nil) has been recognized as employee benefits expenses, both within general and administrative expenses.

8.3. Management incentive plan
The establishment of the company’s management incentive plan (MIP) was approved by the board of directors on April 20, 2022. The MIP is designed to provide long-term incentives for key management employees to deliver long-term shareholder returns, and includes two types of granted options: the right to acquire a percentage of the Company’s issued share capital immediately following the listing, subject to the expiry of a blocking period of 18 months (the “Grant Options”), and the right to acquire a percentage of the Company’s issued share capital immediately following the listing, subject to predefined performance conditions and the expiry of the blocking period (the “Performance Options”). The granted options carry no dividend or voting rights. The options do not include any market conditions or non-vesting
conditions that should be included in the fair value at recognition.
Under the plan, the Grant Options vest immediately, and the Performance Options only vest if certain performance standards are met. Participation in the plan is at the board of directors’ discretion, and no individual has a contractual right to participate in the plan or to receive any guaranteed benefits.
The amount of Performance Options that will vest depends on the group’s performance, including operational EBITDA, financing targets, compliance and reporting, engagement with investors, and the minimum service period of the employees. Once vested, the granted options remain exercisable for a period of ten years following the end of the blocking period, which ends on September 18, 2023, for the Grant Options and ten years from the grant date (May 14, 2022) for the Performance Options.
The exercise price of the granted options under the plan is €0.12 per option. When exercisable, each option is convertible into one ordinary share of the Company.
Set out below are summaries of Grant options and Performance Options granted under the plan:

For the six months ended June 30, 2022
	Average exercise price per share option (in €)	Number of grant options	Number of performance options
As at January 1	—	—	—
Granted during the period	0.12	1,329,213	1,329,213
Exercised during the period	—	—	—
Forfeited during the period	—	—	—
As at June 30	0.12	1,329,213	1,329,213
Vested and exercisable at June 30	—	—	—
No options expired during the six months ended June 30, 2022.
Share options outstanding at the end of the reporting period have the following expiry dates and exercise prices:

Options	Grant date	Expiry date	Exercise price (in €)	Share options June 30, 2022
Grant Options	May 14, 2022	September 17, 2033	0.12	1,329,213
Performance Options	May 14, 2022	May 13, 2032	0.12	1,329,213
Total				2,658,426
Weighted average remaining contractual life of options outstanding at end of the reporting period				11.1
The total expenses arising from the transactions from the MIP recognized during the period as part of employee benefit expense were €11,776 thousand (June 30, 2021: € nil).
Fair value of options granted
The assessed fair value at grant date of granted options during the six months ended June 30, 2022, was €7.75 per option (June 30, 2021: no options granted) for the Grant Options and Performance Options both.
The fair value was determined as the share price of the Company’s ordinary shares on grant date of
$
8.17 (
€
7.87
7
), determined as the closing price on May 13, 2022 (the last working day preceding the grant date), less the exercise price of €0.12.
No specific option-pricing model (e.g., Black-Scholes) was applied for the valuation, as in the situation when the exercise price applicable to the options is negligible, the calculated fair value of an option is close (or equal) to the value of an ordinary share less the exercise price, regardless of the other input parameters applied in the option valuation.

7	Translated at the EUR/USD exchange rate as at May 13, 2022.
As the options do not include any market conditions or
non-vesting
conditions that has an impact on the fair value and there is no adjustment for dividends, the grant date fair value of both Grant Op tio
ns and Performance Options was determined using the same approach.

10. Share-based payments
On
 December 16, 2020, the Company’s immediate parent entity — Madeleine — entered into a Special Fees Agreement (the “Agreement”), pursuant to which an external consulting firm provides services to the Group relating to the strategic and operational advice until one or more contemplated share transactions (a “Liquidity Event” or “Liquidity Events”). The Agreement ultimately terminates on
December 31, 2023
. As consideration for these services, the consulting firm is entitled to fees payable by Madeleine in cash (“Part A”) and in shares (“Part B”) based on the value of the Group in relation to future Liquidity Events. The amount of the Part A fees shall be paid directly after the closing of a Liquidity Event. Part B of the fees provides the consulting firm the right, prior to closing, to subscribe for new shares to be issued by an Allego group company at the nominal value of such shares.
The consulting firm is only entitled to cash and shares if the equity value at closing is at least
 20%
higher than the initial equity value of the Company as agreed in the Agreement as at December 16, 2020. The number of shares that the consulting firm may subscribe for is determined based on the equity value of the Company at closing. The maximum number of shares that the consulting firm was entitled to acquire is equal to 10% of the share that capital of the applicable Allego group company.
In January 2021, the Agreement was amended whereby certain definitions, including the definition of what entails a Liquidity Event, were changed. In April 2021, the Agreement was amended whereby the external consulting firm will be entitled to additional compensation from Madeleine upon the first-time admission of the shares of any Allego group company to a regulated or organized stock exchange. If such admission occurs, the external consulting firm shall have the right to subscribe for additional shares being equal to 5% of the share capital (after completion of the listing) of the Company or the relevant Allego group company. Additionally, the Agreement was extended until the earlier of (i) December 31, 2028 and (ii) the date on which Meridiam or any Meridiam Affiliates would cease to own, directly or indirectly, any shares of the Group (the original Agreement ultimately terminated on December 31, 2023).
Although Madeleine has the obligation to settle the Agreement, the Group accounts for the Agreement as a share-based payment since the Group obtained services from the consulting firm in exchange for equity instruments of an Allego group company or cash amounts based on the equity value of the Company (together “the share-based payment arrangement”). Since the Group does not have an obligation to settle the share-based payment arrangement with the consulting firm in cash (“Part A”) or equity instruments (“Part B”), the total Agreement is classified as an equity-settled share-based payment arrangement.
Certain
directors of the Company are entitled to compensation from the external consulting firm in the form of a fixed percentage of the total benefits (including the proceeds from a future sale of shares in the Company) that the external consulting firm will generate under the Agreement, including any amendments (refer to Note 33.3 for details). The share-based payment expenses therefore reflect both compensation for external consulting services and key management remuneration.
During
 the year ended December 31, 2021, the consulting firm received an additional €
600
thousand (2020: €
nil
) payment as an incidental,
non-recurring
and
one-time
bonus for the services rendered in connection with their strategic and operational advice.
Measurement of fair value at the grant date
In
accordance with IFRS 2
Share-based Payment
, the fair value of key management remuneration is measured by reference to the fair value of the equity instruments granted, measured at the grant date. The fair value determined at the grant date is not subsequently adjusted.
As the value of the services provided by the consulting firm is not directly related to the time incurred by the consultants, management considers that the fair value of the services cannot be measured reliably. Therefore, the fair value of the services received under the Agreement are measured by reference to the fair value of the share-based payment arrangement offered as consideration, as the Group obtains these services. The Group applies an approach where the average fair value over the reporting period is used to determine the fair value of the services received.
Since the Agreement includes an implicit service condition, the services received under the Agreement are recognized as expenses between December 16, 2020 (“the grant date”) and March 17, 2022 (the date of the Liquidity Event), by reference to the fair value of the share-based payment arrangement measured at the grant date (for key management remuneration) or the average fair value over the reporting period (for external consulting services). As described further below, the amendment to the Agreement in April 2021 is a modification to the share-based payment arrangement. The expense recognition for this modification follows the same pattern as described above, with the exception that the grant date is considered to be the modification date (April 28, 2021).
Fair value of equity instruments granted
The fees payable under the Agreement (either in cash or in shares) will depend on the future value of the Allego Group at the time of a future Liquidity Event. Since there is no market price for the services, to measure the fair value of this instrument under IFRS 2
Share-based Payment
, valuation techniques that are based on discounting expected future cash flows, also referred to as the income approach, have been taken into account.
Given that all fees payable under the Agreement will be derived from the outcomes of a specific Liquidity Event scenario, a probability-weighted equity return method has been applied in order to value the payouts under the Agreement. Under this approach, the fees payable have been estimated based upon an analysis of future values for the Allego Group, assuming various probable Liquidity Event scenarios, each with their own probability attached.
In order to measure the fair value of the instrument throughout the year (quarterly), the Group has assessed four different future scenarios in terms of a Liquidity Event: SPAC, private placement, private placement followed by an IPO and no capital raise. The likelihood of each of these scenarios has been considered based on the facts and circumstances surrounding the contemplated transactions as of those assessment dates. As at December 31, 2021, the only scenario that was considered for the fair value measurement of the instrument was the SPAC transaction.
For
each of the above-described scenarios, the future (post-money) value of the Allego Group has been estimated throughout the year (quarterly). Subsequently, each possible outcome has been weighted by its respective probability in order to estimate the expected payouts under the Agreement. A discount rate of
 15.0% (2020: 15.0%) has been applied to determine the
present
value of the expected payouts.

Since
the Part B fees includes a
lock-up
mechanism, a discount for lack of marketability (“DLOM”) of
9.4
% (2020:
12.4
%—
23.5
%) has been applied under each of the possible scenarios using the following main
input parameters:

Input parameters (DLOM)	2021	2020
Expected life	0.5 years	0.5–3 years
Expected volatility	58.6%	74.1%–78.4%
Expected dividend yield	0.0%	0.0%
The
 total fair value of the share-based payment arrangement as at December 31, 2021 is estimated at €459,300 thousand (grant date: €182,800 thousand), of which €97,900 thousand (grant date: €63,800 thousand) relates to Part A (payable by Madeleine) and €361,400 thousand (grant date: €119,000 thousand) relates to Part B (to be settled in shares).
The
 Group assessed the impact to the fair value of the share-based payment arrangement as a result of the two amendments to the Agreement which were entered into in January and April 2021. Only the amendment in April 2021 had a fair value impact to part B of the share-based payment arrangement, through the right for the external consulting firm to subscribe for additional shares being equal to 5% of the share capital (after completion of the Liquidity Event). The fair value of the share-based payment arrangement as a result of the amendment and at the modification date (April 28, 2021) was determined to be €
250,400 thousand. The incremental fair value of €87,850
thousand will be recognized as an expense over the period from the modification date to March 17, 2022 (the date of the Liquidity Event). The expense for the original terms of the agreement will continue to be recognized as if the terms had not been modified. The fair value of the modification to the share-based payment arrangement was determined using the same models and principles as described in this note.
Share-based payment expenses
During
 the year ended December 31, 2021, the Group recognized share-based payment expenses of €291,837 thousand (2020: €7,100 thousand, 2019: € nil) for this equity-settled arrangement, with a corresponding increase in retained earnings. As the share-based payment expenses reflect both compensation for external consulting services and key management remuneration, the Group has recognized share-based payment expenses for an amount of €202,201 thousand (2020: €4,650 thousand, 2019: € nil) as legal, accounting and consulting fees and share-based payment expenses for an amount of €89,636 thousand (2020: €2,450 thousand, 2019: € nil) has been recognized as employee benefits expenses, both within general and administrative expenses.